UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Highline Capital Management, LLC
Address: One Rockefeller Plaza
         30th Floor
         New York, NY  10020

13F File Number:  028-10035

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Klarman
Title:     Chief Financial Officer
Phone:     212-332-2250

Signature, Place, and Date of Signing:

 /s/         Michael Klarman     New York, NY     November 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    41

Form 13F Information Table Value Total:    $1,850,411 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACE LTD                        SHS              H0023R105    27617   365300 SH       SOLE                   365300        0        0
AMERICAN INTL GROUP INC        COM NEW          026874784    87133  2657300 SH       SOLE                  2657300        0        0
AMERICAN INTL GROUP INC        COM NEW          026874784    57384  1750000 SH  CALL SOLE                  1750000        0        0
APPLE INC                      COM              037833100    70646   105900 SH       SOLE                   105900        0        0
ASHLAND INC NEW                COM              044209104    34869   487000 SH       SOLE                   487000        0        0
BANCO BRADESCO S A             SP ADR PFD NEW   059460303     8035   500000 SH  CALL SOLE                   500000        0        0
BED BATH & BEYOND INC          COM              075896100    31500   500000 SH       SOLE                   500000        0        0
BUNGE LIMITED                  COM              G16962105    17446   260200 SH       SOLE                   260200        0        0
CENTERPOINT ENERGY INC         COM              15189T107    38968  1829500 SH       SOLE                  1829500        0        0
CHENIERE ENERGY INC            COM NEW          16411R208    19689  1267800 SH       SOLE                  1267800        0        0
COMCAST CORP NEW               CL A             20030N101    72452  2026900 SH       SOLE                  2026900        0        0
DIRECTV                        COM              25490A309    71098  1355800 SH       SOLE                  1355800        0        0
DOLAN CO                       COM              25659P402     2733   508000 SH       SOLE                   508000        0        0
DOLLAR GEN CORP NEW            COM              256677105   100307  1946200 SH       SOLE                  1946200        0        0
ETFS PALLADIUM TR              SH BEN INT       26923A106    28132   447600 SH       SOLE                   447600        0        0
ETFS PLATINUM TR               SH BEN INT       26922V101    46602   285235 SH       SOLE                   285235        0        0
HOLOGIC INC                    COM              436440101    42626  2108100 SH       SOLE                  2108100        0        0
HUMANA INC                     COM              444859102    18590   265000 SH       SOLE                   265000        0        0
IDENIX PHARMACEUTICALS INC     COM              45166R204     6225  1365200 SH       SOLE                  1365200        0        0
INGERSOLL-RAND PLC             SHS              G47791101    40455   902600 SH       SOLE                   902600        0        0
INTERMUNE INC                  COM              45884X103    14533  1622000 SH       SOLE                  1622000        0        0
KODIAK OIL & GAS CORP          COM              50015Q100      298    31800 SH       SOLE                    31800        0        0
LIBERTY INTERACTIVE CORP       RIGHT 99/99/9999 53071M112     2708   200000 SH       SOLE                   200000        0        0
LIBERTY INTERACTIVE CORP       LBT VENT COM A   53071M880    28791   580000 SH       SOLE                   580000        0        0
LIBERTY MEDIA CORPORATION      LIB CAP COM A    530322106    91143   875700 SH       SOLE                   875700        0        0
MORGAN STANLEY                 COM NEW          617446448     4537   271000 SH       SOLE                   271000        0        0
NEWS CORP                      CL A             65248E104    99610  4064900 SH       SOLE                  4064900        0        0
NEWS CORP                      CL A             65248E104    11681   476600 SH  CALL SOLE                   476600        0        0
PLAINS EXPL& PRODTN CO         COM              726505100    56269  1501700 SH       SOLE                  1501700        0        0
PRICELINE COM INC              COM NEW          741503403    47668    77000 SH       SOLE                    77000        0        0
QUALCOMM INC                   COM              747525103    47315   757400 SH       SOLE                   757400        0        0
QUALCOMM INC                   COM              747525103    49120   786300 SH  CALL SOLE                   786300        0        0
REGENCY ENERGY PARTNERS L P    COM UNITS L P    75885Y107      462    19800 SH       SOLE                    19800        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103   161246  1120000 SH  PUT  SOLE                  1120000        0        0
TEEKAY CORPORATION             COM              Y8564W103    61832  1981800 SH       SOLE                  1981800        0        0
TYSON FOODS INC                CL A             902494103    37559  2344500 SH       SOLE                  2344500        0        0
UNITEDHEALTH GROUP INC         COM              91324p102    35529   641200 SH       SOLE                   641200        0        0
VIACOM INC NEW                 CL B             92553p201    38585   720000 SH       SOLE                   720000        0        0
VIACOM INC NEW                 CL B             92553p201    85851  1602000 SH  CALL SOLE                  1602000        0        0
WELLPOINT INC                  COM              94973V107    52789   910000 SH  CALL SOLE                   910000        0        0
WYNDHAM WORLDWIDE CORP         COM              98310W108   100378  1912700 SH       SOLE                  1912700        0        0
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